Basis of preparation	9 Months Ended
Sep. 30, 2021
Basis of preparation [Abstract]
Basis of preparation
Note 2. - Basis of preparation
The accompanying Consolidated Condensed Interim Financial Statements represent the consolidated results of the Company and its subsidiaries.
The Company’s annual consolidated financial statements as of December 31, 2020, were approved by the Board of Directors on February 26, 2021.
These Consolidated Condensed Interim Financial Statements are presented in accordance with International Accounting Standards (“IAS”) 34, “Interim Financial Reporting”. In accordance with IAS 34, interim financial information is prepared solely in order to update the most recent annual consolidated financial statements prepared by the Company, placing emphasis on new activities, occurrences and circumstances that have taken place during the nine-month period ended September 30, 2021, and not duplicating the information previously published in the annual consolidated financial statements for the year ended December 31, 2020. Therefore, the Consolidated Condensed Interim Financial Statements do not include all the information that would be required in a complete set of consolidated financial statements prepared in accordance with the IFRS-IASB (“International Financial Reporting Standards-International Accounting Standards Board”). In view of the above, for an adequate understanding of the information, these Consolidated Condensed Interim Financial Statements must be read together with Atlantica’s consolidated financial statements for the year ended December 31, 2020 included in the 2020 20-F.
In determining the information to be disclosed in the notes to the Consolidated Condensed Interim Financial Statements, Atlantica, in accordance with IAS 34, has taken into account its materiality in relation to the Consolidated Condensed Interim Financial Statements.
The Consolidated Condensed Interim Financial Statements are presented in U.S. dollars, which is the Company’s functional and presentation currency. Amounts included in these Consolidated Condensed Interim Financial Statements are all expressed in thousands of U.S. dollars, unless otherwise indicated.
These Consolidated Condensed Interim Financial Statements were approved by the Board of Directors of the Company on November 9, 2021.
Application of new accounting standards
a)	Standards, interpretations and amendments effective from January 1, 2021 under IFRS-IASB, applied by the Company in the preparation of these condensed interim financial statements:

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IFRS 4, IFRS 7, IFRS 16, IFRS 9 and IAS 39. Amendments regarding replacement issues in the context of the IBOR reform. This amendment is mandatory for annual periods beginning on or after January 1, 2021 under IFRS-IASB.

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IFRS 16. Amendment to extend the exemption from assessing whether a COVID-19-related rent concession is a lease modification. This amendment is mandatory for annual periods beginning on or after April 1, 2021 under IFRS-IASB.

The applications of these amendments have not had any material impact on these condensed interim financial statements.
b)	Standards, interpretations and amendments published by the IASB that will be effective for periods beginning on or after January 1, 2022:

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IFRS 1. Amendments resulting from Annual Improvements to IFRS Standards 2018–2020 (subsidiary as a first-time adopter). This amendment is mandatory for annual periods beginning on or after January 1, 2022 under IFRS-IASB.

-	IFRS 3. Amendments updating a reference to the Conceptual Framework. This amendment is mandatory for annual periods beginning on or after January 1, 2022 under IFRS-IASB.

-	IAS 37. Amendments regarding the costs to include when assessing whether a contract is onerous. This amendment is mandatory for annual periods beginning on or after January 1, 2022 under IFRS-IASB

-	IFRS 4. Amendments regarding the expiry date of the deferral approach. The fixed expiry date for the temporary exemption in IFRS 4 from applying IFRS 9 is now 1 January 2023.

-	IFRS 9. Amendments resulting from Annual Improvements to IFRS Standards 2018–2020. This amendment is mandatory for annual periods beginning on or after January 1, 2022 under IFRS-IASB.

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IFRS 17. Amendments to address concerns and implementation challenges that were identified after IFRS 17 was published. This amendment is mandatory for annual periods beginning on or after January 1, 2023 under IFRS-IASB.

-	IAS 1 (Amendment). Classification of liabilities. This amendment is mandatory for annual periods beginning on or after January 1, 2023 under IFRS-IASB.

-	IAS 1. Amendment to defer the effective date of the January 2020 amendment. This amendment is mandatory for annual periods beginning on or after January 1, 2023 under IFRS-IASB.

-	IAS 1. (Amendment). Disclosure of accounting policies. This amendment is mandatory for annual periods beginning on or after January 1, 2023 under IFRS-IASB.

-	IAS 8. Amendment regarding the definition of accounting estimates. This amendment is mandatory for annual periods beginning on or after January 1, 2023 under IFRS-IASB.

-	IAS 12. Amendment regarding deferred tax on leases and decommissioning obligations. This amendment is mandatory for annual periods beginning on or after January 1, 2023 under IFRS-IASB.

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IAS 16. Amendments prohibiting a company from deducting from the cost of property, plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use. This amendment is mandatory for annual periods beginning on or after January 1, 2022 under IFRS-IASB.

The Company does not anticipate any significant impact on the Consolidated Condensed Interim Financial Statements derived from the application of the new standards and amendments that will be effective for annual periods beginning on or after January 1, 2022, although it is currently still in the process of evaluating such application.
Use of estimates
Some of the accounting policies applied require the application of significant judgment by management to select the appropriate assumptions to determine these estimates. These assumptions and estimates are based on the Company´s historical experience, advice from experienced consultants, forecasts and other circumstances and expectations as of the close of the financial period. The assessment is considered in relation to the global economic situation of the industries and regions where the Company operates, taking into account future development of its businesses. By their nature, these judgments are subject to an inherent degree of uncertainty; therefore, actual results could materially differ from the estimates and assumptions used. In such cases, the carrying values of assets and liabilities are adjusted.
The most critical accounting policies, which require significant management estimates and judgment are as follows:
●	Assessment of contracted concessional agreements.

●	Impairment of contracted concessional assets.

●	Assessment of control.

●	Derivative financial instruments and fair value estimates.

●	Income taxes and recoverable amount of deferred tax assets.

As of the date of preparation of these Consolidated Condensed Interim Financial Statements, no relevant changes in estimates made are anticipated and, therefore, no significant changes in the value of assets and liabilities recognized at September 30, 2021, are expected.
Although these estimates and assumptions are being made using all available facts and circumstances, it is possible that future events may require management to amend such estimates and assumptions in future periods. Changes in accounting estimates are recognized prospectively, in accordance with IAS 8, in the consolidated income statement of the period in which the change occurs.